Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash and cash equivalents	$ 57	$ 24,081
Trade accounts receivable	815	621
Prepayments and other (Note 7)	808	428
Due from related parties (Note 5)	75
Inventories (Note 8)	587	645
Prepaid bareboat charter hire (Note 6)	1,656	1,656
Deferred charges (Note 9)		341
Restricted cash (Note 6 and 9)	1,290	1,283
Total current assets	5,288	29,055
FIXED ASSETS:
Advances for vessels under construction (Note 4(a))	38,744	6,757
Vessels, net (Note 4(b))	180,635	154,935
Other fixed assets, net	669	1,042
Total fixed assets	220,048	162,734
OTHER NON CURRENT ASSETS:
Prepaid bareboat charter hire (Note 6)	3,621	5,278
Restricted cash (Note 6 and 9)	6,315	5,249
Investments in unconsolidated joint ventures (Note 20)	22,063	17,738
Derivative financial instruments (Note 17)	1,153	394
Total non-current assets	33,152	28,659
Total assets	258,488	220,448
CURRENT LIABILITIES:
Current portion of long-term debt (Note 9)	10,210	9,508
Short-term debt (Note 9)	13,416	10,183
Due to related parties (Note 5)	4,223	120
Accounts payable	4,098	2,799
Accrued liabilities	2,957	1,985
Unearned revenue		986
Current portion of derivative financial instruments (Note 17)	1,915
Total current liabilities	36,819	25,581
NON-CURRENT LIABILITIES:
Non-current portion of long term debt (Note 9)	101,358	84,258
Long term debt from related parties (Note 9)	15,671
Non-current portion of derivative financial instruments (Note 17)	359	3,335
Total non-current liabilities	117,388	87,593
COMMITMENTS AND CONTINGENCIES (Note 10)
Total liabilities	154,207	113,174
STOCKHOLDERS’ EQUITY:
Preferred stock, $0.01 par value; 20,000,000 shares authorized; of which 100,000 Series D shares were outstanding at December 31, 2017 and 2018 (Note 11)	1	1
Common stock, $0.01 par value; 1,000,000,000 shares authorized; 8,923,617 and 23,017,467 shares issued and outstanding at December 31, 2017 and 2018 (Note 11)	230	89
Additional paid-in capital (Note 11)	411,829	402,644
Accumulated deficit	(307,779)	(296,645)
Total stockholders’ equity	104,281	106,089
Non-controlling Interests		1,185
Total equity	104,281	107,274
Total liabilities and stockholders’ equity	$ 258,488	$ 220,448